OTHER LONG-TERM ASSETS - Schedule of other long-term assets (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Investment in North West Redwater Partnership	$ 292	$ 261
North West Redwater Partnership subordinated debt	510	385
Risk Management (note 18)	204	489
Other	241	168
Other assets	1,247	1,303
Current portion of other long-term assets	79	283
Other long-term assets	$ 1,168	$ 1,020